Share-based payment plan (Details) - Option	1 Months Ended		12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
All plans materialise
Share-based payment plans
Outstanding at beginning of period			77,709	82,950	407,722
Granted			350,000
Forfeited / Cancelled			(4,257)	(1,576)	(7,193)
Exercised				(3,665)	(317,579)
Outstanding at end of period			423,452	77,709	82,950
Exercisable at the end of period			73,452	77,709	78,405
IPO plan
Share-based payment plans
Outstanding at beginning of period			51,781	53,590	236,726
Forfeited / Cancelled			(4,257)	(944)	(3,372)
Exercised				(865)	(179,764)
Outstanding at end of period			47,524	51,781	53,590
Exercisable at the end of period			47,524	51,781	49,045
2015 Warrant Plan
Share-based payment plans
Outstanding at beginning of period			14,600	17,400	133,900
Forfeited / Cancelled					(2,000)
Exercised				(2,800)	(114,500)
Exercised			0
Outstanding at end of period			14,600	14,600	17,400
Exercisable at the end of period			14,600	14,600	17,400
2023 Warrant Plan
Share-based payment plans
Granted	25,000	325,000	350,000
Outstanding at December 31			350,000
IPO plan cash settled
Share-based payment plans
Outstanding at beginning of period			11,328	11,960	37,096
Forfeited / Cancelled				(632)	(1,821)
Exercised					(23,315)
Outstanding at end of period			11,328	11,328	11,960
Exercisable at the end of period			11,328	11,328	11,960